Trade accounts receivable	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable
Trade accounts receivable

6.	Trade accounts receivable

These are financial assets measured at amortized cost, and relate to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not yet billed (“unbilled”) as of balance sheet date. Trade accounts receivable are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method less provision for expected credit losses (“impairment”).

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable approximate their carrying amounts on December 31, 2024 and December 31, 2023.

Amounts expected to be received after 12 months are classified as long-term.

The average monthly rate considered in the calculation of the present value of accounts receivable recorded as non-current is 0.58% (0.58% on December 31, 2023).

	2024	2023
Trade accounts receivable	4,815,750	3,908,773

Accounts receivable	5,486,319	4,538,512

Billed services	2,481,786	2,237,551
Unbilled services	1,302,906	1,036,339
Network use (interconnexion)	992,414	750,054
Goods sold	684,858	494,279
Contractual assets (Note 23)	24,027	19,957
Other accounts receivable	328	332

Provision for expected credit losses	(670,569)	(629,739)

Current portion	(4,677,935)	(3,709,766)
Non-current portion	137,815	199,007

The movement of the provision for expected credit losses, accounted for as an asset reduction account, was as follows:

	2024	2023

Opening balance	629,739	562,090
Supplement to expected losses, net of reversal	693,122	620,667
Write-offs of provision	(652,292)	(553,018)
Closing balance	670,569	629,739

The aging of accounts receivable is as follows:

	2024	2023

Total	5,486,319	4,538,512

Current	3,917,182	3,291,399
Overdue (days):
≤30	372,836	302,042
≤60	123,183	118,333
≤90	149,653	107,759
>90	923,465	718,979